Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	€ 1,403,492	€ 1,273,787
Trade accounts and other receivables from unrelated parties	3,471,213	3,574,270
Accounts receivable from related parties	165,299	140,072
Inventories	2,179,175	2,296,214
Other current assets	730,460	671,223
Other current financial assets	244,172	247,889
Assets held for sale	507,600
Total current assets	8,701,411	8,203,455
Property, plant and equipment	3,782,780	4,152,682
Right-of-use assets	3,671,241	4,187,126
Intangible assets	1,362,327	1,518,677
Goodwill	14,650,008	15,791,181
Deferred taxes	283,953	312,679
Investment in equity method investees	642,928	773,724
Other non-current assets	223,576	198,794
Other non-current financial assets	611,584	615,796
Total non-current assets	25,228,397	27,550,659
Total assets	33,929,808	35,754,114
Liabilities
Accounts payable to unrelated parties	762,068	813,255
Accounts payable to related parties	123,081	138,329
Current provisions and other current liabilities	1,617,434	1,568,470
Other current financial liabilities	1,675,556	1,786,674
Short-term debt from unrelated parties	456,904	644,767
Short-term debt from related parties		4,000
Current portion of long-term debt	487,699	694,062
Current portion of lease liabilities from unrelated parties	593,033	649,844
Current portion of lease liabilities from related parties	23,926	23,981
Income tax liabilities	191,265	143,932
Liabilities directly associated with assets held for sale	180,624
Total current liabilities	6,111,590	6,467,314
Long-term debt, less current portion	6,959,863	7,170,734
Lease liabilities from unrelated parties, less current portion	3,419,338	3,875,216
Lease liabilities from related parties, less current portion	109,649	129,722
Non-current provisions and other non-current liabilities	332,813	348,404
Other non-current financial liabilities	715,660	835,506
Pension liabilities	664,327	514,219
Income tax liabilities	39,747	27,345
Deferred taxes	750,286	936,475
Total non-current liabilities	12,991,683	13,837,621
Total liabilities	19,103,273	20,304,935
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 362,370,124 shares authorized, 293,413,449 issued and outstanding as of December 31, 2023 (December 31, 2022: 293,413,449)	293,413	293,413
Additional paid-in capital	3,380,331	3,372,799
Retained earnings	10,921,686	10,711,709
Accumulated other comprehensive income (loss)	(975,169)	(388,468)
Total FME AG shareholders' equity	13,620,261	13,989,453
Noncontrolling interests	1,206,274	1,459,726
Total equity	14,826,535	15,449,179
Total liabilities and equity	€ 33,929,808	€ 35,754,114